Restructuring Charges And Termination Cost	9 Months Ended
Sep. 30, 2011
Restructuring Charges And Termination Cost [Abstract]
Restructuring Charges And Termination Cost

3. Restructuring Charges and Termination Cost

In December 2004, the Company began to execute an accelerated exit and disposal strategy of its older, less efficient, and more costly to operate MD-80 fleet. The Company determined that the plan of sale criteria in ASC 360-10, Property, Plant and Equipment/Impairment or Disposal of Long-Lived Assets, had been met. Accordingly, the carrying value of the MD-80 aircraft and related engines and equipment was adjusted to its fair value, less costs to sell, which was determined based on transactions and quoted market prices of similar assets. In connection with the fleet disposal activities in 2006, five spare Pratt-Whitney engines were classified as held for sale and were sold by the end of 2009. Cash payments during 2007, 2008, and 2009 primarily related to purchasing MD-80 aircraft off lease from lessors, net of cash received for an MD-80 sublease and cash from the sale of previously written-off MD-80 parts and equipment. During 2010, the Company had cash payments to lessors and cash receipts from sale of previously written-off MD-80 parts and equipment. The following table summarizes the components of the MD-80 fleet termination and the remaining accruals in connection with the restructuring through September 30, 2011 (in thousands):

	Aircraft Charges	Facility Exit Costs	Severance	Other	Total
Accrual at December 31, 2007	$11,589	$891	$12	$88	$12,580
Restructuring charges	(507)	(102)	—	(12)	(621)
Non-cash charges	—	—	—	—	—
(Payments)	(9,328)	(179)	(12)	(76)	(9,595)

Accrual at December 31, 2008	1,754	610	—	—	2,364
Restructuring charges	(345)	(281)	—	—	(626)
Non-cash charges	(34)	—	—	—	(34)
(Payments)	(1,528)	(45)	—	—	(1,573)

Accrual at December 31, 2009	(153)	284	—	—	131
Restructuring charges	(306)	24	—	—	(282)
(Payments) receipts	459	(79)	—	—	380

Accrual at December 31, 2010	—	229	—	—	229
Restructuring charges (unaudited)	(115)	69	—	—	(46)
(Payments) receipts (unaudited)	115	(20)	—	—	95

Accrual at September 30, 2011 (unaudited)	$—	$278	$—	$—	$278

In response to record high fuel prices and rapidly deteriorating economic conditions, in July 2008, the Company rapidly restructured its network to optimize profitability by reducing capacity in markets that did not support elevated fuel prices. This restructuring resulted in the early termination of seven Airbus A319 aircraft operating leases and workforce reductions resulting in one-time lease fees, severance costs, and relocation costs. The Company determined the retirement of these aircraft and the planned reduction and relocation of certain employees met the requirement of an exit activity and accrued a charge in 2008. During 2008, the Company incurred $18.5 million in net restructuring charges consisting primarily of the write-off of certain leased aircraft assets and liabilities and the accrual for employee severances and relocation charges. The Company had non-cash write-off charges of $17.2 million and cash payments of $1.1 million during 2008. During 2009, the Company incurred $0.3 million in cash payments related to facility exit costs and severance. The following table summarizes the 2008 restructuring charges and related activity (in thousands):

	Aircraft Charges	Facility Exit Costs	Severance	Other	Total
Restructuring charges	$18,031	$—	$356	$136	$18,523
Non-cash charges	(17,233)	—	—	—	(17,233)
(Payments)	(720)	—	(260)	(131)	(1,111)

Accrual at December 31, 2008	78	—	96	5	179
Restructuring charges	—	245	(6)	(5)	234
Non-cash charges	—	(26)	—	—	(26)
(Payments)	(36)	(219)	(90)	—	(345)

Accrual at December 31, 2009 and 2010 and September 30, 2011 (unaudited)	$42	$—	$—	$—	$42

In 2010, in an effort to gain efficiencies, the Company relocated all of its maintenance operations in Detroit, Michigan to Fort Lauderdale, Florida. The restructuring included the closure of facilities in Detroit, relocation of equipment and tools, and the relocation of a portion of the former Detroit workforce. The Company determined the relocation of these facilities and the relocation and reduction of certain employees met the requirement of an exit activity. The following table summarizes the restructuring charges and related activity (in thousands):

	Facility Exit Costs	Severance	Relocation	Other	Total
Restructuring charges	$467	$308	$27	$101	$903
Non-cash charges	(22)	—	—	—	(22)
(Payments)	(242)	(236)	(24)	(101)	(603)

Accrual at December 31, 2010	203	72	3	—	278
Restructuring charges (unaudited)	100	(2)	19	52	169
Non-cash charges (unaudited)	—	—	—	—	—
(Payments) (unaudited)	(303)	(70)	(22)	(52)	(447)

Accrual at September, 2011 (unaudited)	$—	$—	$—	$—	$—

In the second quarter of 2011, the Company incurred termination costs of $2.3 million in connection with the IPO, which were comprised of $1.8 million paid to Indigo Partners, LLC to terminate its professional services agreement with the Company and $0.5 million paid to three individual, unaffiliated holders of the Company's subordinated notes.